Basis of preparation	12 Months Ended
Dec. 31, 2021
Basis of preparation
Basis of preparation
2.	Basis of preparation:
(a)	Going concern:

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and the basis of presentation outlined in note 2(b) on the assumption that the Company is a going concern and will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.

The Company has experienced losses since inception and has negative cash flow from operating activities of $16.3 million for the year ended December 31, 2021 ($7.9 million – year ended December 31, 2020; $8.6 million – year ended December 31, 2019).

On December 31, 2020, the Company entered into a credit and security agreement (the “Credit Agreement”) for a $30 million secured credit facility (the “Credit Facility”) with Oxford Finance LLC (the “Lender”) (see note 10(a)). The Credit Facility provided a $15 million term loan that was funded at closing on December 31, 2020, with an option of drawing up to an additional $15 million in three $5 million delayed-draw term loan tranches within the 24 months following closing, subject to achieving specific financial milestones. The terms of the Credit Agreement require the Company to satisfy various affirmative and negative covenants and to meet certain financial tests (note 10 (a) (ii)). Based on the Company’s projections, the Company may be required to raise additional financing to remain in compliance with the covenants of the Credit Agreement. A failure to comply with these covenants, or failure to obtain a waiver for any non-compliance, would result in an event of default under the Credit Agreement and would allow the Lender to accelerate repayment of the debt, which could materially and adversely affect the business, results of operations and financial condition of the Company.

Although the Company believes it will become cash flow positive in the future, the timing of this is uncertain. The Company has historically been able to obtain financing from supportive shareholders and other sources when required. The Company will require additional financing to fund its operating and investing activities and such additional financing is required in order for the Company to repay its short-term obligations. These conditions indicate the existence of substantial doubt as to the Company’s ability to continue as a going concern.

These consolidated financial statements do not reflect adjustments that would be necessary if the going concern assumptions were not appropriate. If the going concern basis was not appropriate for these consolidated financial statements, then adjustments would be necessary to the carrying value of assets and liabilities, the reported expenses, and the consolidated statements of financial position classification used, and these adjustments may be material.

2.	Basis of preparation (continued):
(b)	Statement of compliance:

The consolidated financial statements have been prepared in accordance with IFRS as issued by the IASB. The significant accounting policies described below have been applied consistently to all periods presented.

These consolidated financial statements were approved by the board of directors of the Company (the “Board”) and authorized for issue by the Board on March 31, 2022.

(c)	Basis of measurement:

These consolidated financial statements have been prepared on a historic cost basis except for financial instruments classified as fair value through profit or loss, which are stated at their fair value. Other measurement bases are described in the applicable notes.

Presentation of the consolidated statements of financial position differentiates between current and non-current assets and liabilities. The consolidated statements of net loss and comprehensive loss are presented using the function classification of expense.

Regional operating income presents regional operating income on an entity-wide basis and is calculated as total revenue less direct center and patient care costs, other regional and center support costs, and depreciation. These costs encapsulate all costs (other than incentive compensation such as share-based compensation granted to senior regional employees) associated with the center and regional management infrastructure, including the cost of the delivery of TMS treatments and other modalities to patients and the cost of the Company’s regional patient acquisition strategy.

(d)	Basis of consolidation:

The consolidated financial statements comprise the accounts of Greenbrook TMS Inc., the parent company, and its subsidiaries. The Company accounts for its controlled subsidiaries using the consolidation method of accounting from the date that control commences and is deconsolidated from the date control ceases. Consolidated financial statements are prepared using uniform accounting policies for like transactions and other events in similar circumstances.

Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls an investee if and only if the Company has all of the following:

(i)	power over the investee;

(ii)exposure, or rights, to variable returns from its involvement with the investee; and

(iii)the ability to use its power over the investee to affect the amount of the investor’s returns.

All transactions and balances between the Company and its subsidiaries are eliminated on consolidation, including unrealized gains and losses on transactions between companies.

2.	Basis of preparation (continued):

When the Company has control over a subsidiary but does not own 100%, this gives rise to non-controlling interest. Non-controlling interest arises from partnerships with local physicians, behavioral health groups or other strategic investors, which own minority interests in certain center subsidiaries.

Changes in the Company’s interest in a subsidiary that does not result in a loss of control are accounted for as equity transactions.

(e)	Comparative information
(i)	Share consolidation

On January 12, 2021, the shareholders of the Company approved a special resolution for an amendment to the Company’s articles and authorized a consolidation (the “Share Consolidation”) of the Company’s common shares on the basis of a ratio that would permit the Company to qualify for a secondary listing on the NASDAQ Stock Market LLC (“Nasdaq”). On January 12, 2021, following the shareholder approval of the Share Consolidation, the Board authorized the implementation of the Share Consolidation on the basis of one (1) post-consolidation common share for every five (5) pre-consolidation common shares. The Share Consolidation was completed on February 1, 2021 and resulted in the number of issued and outstanding common shares being reduced from approximately 67.5 million to approximately 13.5 million, on a non-diluted basis, and no fractional common shares were issued as a result of the Share Consolidation. Any fractional interest in common shares that would otherwise have resulted from the Share Consolidation were rounded up to the next whole common share, if the fractional interest was equal to or greater than one-half of a common share, and rounded down to the next whole common share if the fractional interest was less than one-half of a common share.

Effective on the date of the Share Consolidation, the exercise price and number of common shares issuable upon the exercise of outstanding stock options, warrants and other outstanding convertible securities were proportionately adjusted to reflect the Share Consolidation in accordance with the terms of such securities for the holders of such instruments.

The Company has retrospectively presented the number of common shares, options and warrants on a post-Share Consolidation basis in these consolidated financial statements.

(ii)	Restricted cash

Comparative figures have been updated to reflect immaterial reclassification adjustments to present restricted cash as a separate asset from cash in the consolidated statement of financial position as of December 31, 2020, and to present changes in restricted cash balances as an investing activity in the consolidated statement of cash flow for the years ended December 31, 2020 and 2019. The amount reclassed from cash to restricted cash was $1,050,000 as of December 31, 2020 and $1,274,402 as of December 31, 2019.

(f)	Use of estimates and judgments:

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates. As additional information becomes available or actual amounts are determinable, the recorded estimates are revised and reflected in operating results in the period in which they are determined.

2.	Basis of preparation (continued):

The uncertainties around the outbreak of COVID-19 requires the use of judgments and estimates which resulted in no material impacts for the period ended December 31, 2021. The future impact of COVID-19 uncertainties could generate, in future reporting periods, a significant risk of material adjustment to the carrying amounts of the following: goodwill and intangible assets, right-of-use assets, impairment, business combinations, litigation and claims.

Significant estimates in connection with these consolidated financial statements include the measurement and determination of the transaction price in the estimation of revenue and accounts receivable, estimated useful life of property, plant and equipment; estimated value and useful life of intangible assets; amounts recorded as accrued liabilities; amounts recorded as performance share units, deferred income taxes provisions; goodwill; assessment of contingent consideration; inputs used in the valuation of warrants and stock options granted; and the estimate of lease terms.

Significant judgments in connection with these consolidated financial statements include assessment of control of subsidiaries; assessment of conditions relating to the Company’s ability to continue as a going concern; determination of functional currency; determination of whether a contract is or contains a lease; and determination of the incremental borrowing rate used to measure lease liabilities.

(g)	Functional and reporting currency:

The functional and reporting currency of the Company and its subsidiaries is the U.S. dollar. Monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the rates of exchange prevailing at the consolidated statements of financial position dates. Non-monetary assets and liabilities are translated at rates prevailing at the dates of acquisition. Expenses are translated at the average rate of exchange in effect during the month the transaction occurred.